UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: January 31

Date of reporting period: April 30, 2012

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS EQUITY TRUST

LEGG MASON LIFESTYLE ALLOCATION 85%

LEGG MASON LIFESTYLE ALLOCATION 70%

LEGG MASON LIFESTYLE ALLOCATION 50%

LEGG MASON LIFESTYLE ALLOCATION 30%

FORM N-Q

APRIL 30, 2012

LEGG MASON LIFESTYLE ALLOCATION 85%

Schedules of Investments (unaudited)	April 30, 2012

DESCRIPTION	SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS - 99.9%
Legg Mason Global Asset Management Trust:
Legg Mason Batterymarch International Equity Trust, Class IS Shares	5,146,503	$62,272,690
Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares	4,668,668	71,944,176
Legg Mason Strategic Real Return Fund, Class IS Shares	3,151,469	44,341,166
Legg Mason Partners Equity Trust:
Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	6,140,771	71,662,794
Legg Mason ClearBridge Aggressive Growth Fund, Class IS Shares	490,735	65,979,326	*
Legg Mason ClearBridge Appreciation Fund, Class IS Shares	4,722,373	71,921,735
Legg Mason ClearBridge Mid Cap Core Fund, Class IS Shares	1,301,794	32,818,226	*
Legg Mason ClearBridge Small Cap Growth Fund, Class IS Shares	2,186,013	46,124,870	*
Legg Mason Global Currents International All Cap Opportunity Fund, Class IS Shares	7,827,083	65,669,229
The Royce Fund-Royce Value Fund, Institutional Class Shares	3,824,350	45,739,226
Western Asset Funds, Inc.:
Western Asset Core Plus Bond Fund, Class IS Shares	2,545,148	28,861,983
Western Asset High Yield Fund, Class IS Shares	2,218,126	19,386,420
Western Asset Total Return Unconstrained Fund, Class IS Shares	2,477,270	25,614,976

TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENTS (Cost - $553,270,410)		652,336,817

SECURITY	RATE	MATURITY DATE	FACE AMOUNT
SHORT-TERM INVESTMENTS - 0.2%
Repurchase Agreements - 0.2%
Interest in $525,000,000 joint tri-party repurchase agreement dated 4/30/12 with RBS Securities Inc.; Proceeds at maturity - $1,244,006; (Fully collateralized by various U.S. government agency obligations, 0.000% to 8.280% due 7/25/12 to 1/10/25; Market value - $1,268,889) (Cost - $1,244,000)	0.180%	5/1/12	$1,244,000	1,244,000

TOTAL INVESTMENTS - 100.1% (Cost - $554,514,410#)				653,580,817

Liabilities in Excess of Other Assets - (0.1)%				(522,151)

TOTAL NET ASSETS - 100.0%				$653,058,666

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedules of Investments.

LEGG MASON LIFESTYLE ALLOCATION 70%

Schedules of Investments (unaudited) (cont’d)	April 30, 2012

DESCRIPTION	SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS - 99.8%
Legg Mason Global Asset Management Trust:
Legg Mason Batterymarch International Equity Trust, Class IS Shares	2,294,058	$27,758,107
Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares	2,989,121	46,062,360
Legg Mason Strategic Real Return Fund, Class IS Shares	2,284,504	32,142,969
Legg Mason Partners Equity Trust:
Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	3,931,627	45,882,085
Legg Mason ClearBridge Aggressive Growth Fund, Class IS Shares	311,114	41,829,252	*
Legg Mason ClearBridge Appreciation Fund, Class IS Shares	3,023,336	46,045,406
Legg Mason ClearBridge Mid Cap Core Fund, Class IS Shares	826,816	20,844,025	*
Legg Mason ClearBridge Small Cap Growth Fund, Class IS Shares	1,098,373	23,175,672	*
Legg Mason Global Currents International All Cap Opportunity Fund, Class IS Shares	3,859,676	32,382,685
The Royce Fund-Royce Value Fund, Institutional Class Shares	1,920,744	22,972,099
Western Asset Funds, Inc.:
Western Asset Core Plus Bond Fund, Class IS Shares	4,887,086	55,419,558
Western Asset High Yield Fund, Class IS Shares	2,082,922	18,204,740
Western Asset Total Return Unconstrained Fund, Class IS Shares	4,362,677	45,110,083

TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENTS (Cost - $384,630,053)		457,829,041

SECURITY	RATE	MATURITY DATE	FACE AMOUNT
SHORT-TERM INVESTMENTS - 0.3%
Repurchase Agreements - 0.3%
Interest in $525,000,000 joint tri-party repurchase agreement dated 4/30/12 with RBS Securities Inc.; Proceeds at maturity - $1,061,005; (Fully collateralized by various U.S. government agency obligations, 0.000% to 8.280% due 7/25/12 to 1/10/25; Market value - $1,082,228) (Cost - $1,061,000)	0.180%	5/1/12	$1,061,000	1,061,000

TOTAL INVESTMENTS - 100.1% (Cost - $385,691,053#)				458,890,041

Liabilities in Excess of Other Assets - (0.1)%				(238,217)

TOTAL NET ASSETS - 100.0%				$458,651,824

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedules of Investments.

LEGG MASON LIFESTYLE ALLOCATION 50%

Schedules of Investments (unaudited) (cont’d)	April 30, 2012

DESCRIPTION	SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS - 99.8%
Legg Mason Global Asset Management Trust:
Legg Mason Batterymarch International Equity Trust, Class IS Shares	959,526	$11,610,267
Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares	1,310,891	20,200,830
Legg Mason Strategic Real Return Fund, Class IS Shares	1,431,353	20,139,134
Legg Mason Partners Equity Trust:
Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	1,724,175	20,121,119
Legg Mason ClearBridge Aggressive Growth Fund, Class IS Shares	130,063	17,487,032	*
Legg Mason ClearBridge Appreciation Fund, Class IS Shares	1,325,866	20,192,937
Legg Mason ClearBridge Mid Cap Core Fund, Class IS Shares	403,396	10,169,606	*
Legg Mason ClearBridge Small Cap Growth Fund, Class IS Shares	550,368	11,612,774	*
Legg Mason Global Currents International All Cap Opportunity Fund, Class IS Shares	1,382,166	11,596,374
The Royce Fund-Royce Value Fund, Institutional Class Shares	962,913	11,516,443
Western Asset Funds, Inc.:
Western Asset Core Plus Bond Fund, Class IS Shares	6,810,633	77,232,580
Western Asset High Yield Fund, Class IS Shares	1,957,293	17,106,738
Western Asset Total Return Unconstrained Fund, Class IS Shares	3,553,026	36,738,290

TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENTS (Cost - $242,392,565)		285,724,124

SECURITY	RATE	MATURITY DATE	FACE AMOUNT
SHORT-TERM INVESTMENTS - 0.2%
Repurchase Agreements - 0.2%
Interest in $525,000,000 joint tri-party repurchase agreement dated 4/30/12 with RBS Securities Inc.; Proceeds at maturity - $627,003; (Fully collateralized by various U.S. government agency obligations, 0.000% to 8.280% due 7/25/12 to 1/10/25; Market value - $639,545) (Cost - $627,000)	0.180%	5/1/12	$627,000	627,000

TOTAL INVESTMENTS - 100.0% (Cost - $243,019,565#)				286,351,124

Liabilities in Excess of Other Assets - 0.0%				(55,687)

TOTAL NET ASSETS - 100.0%				$286,295,437

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedules of Investments.

LEGG MASON LIFESTYLE ALLOCATION 30%

Schedules of Investments (unaudited) (cont’d)	April 30, 2012

DESCRIPTION	SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS - 99.8%
Legg Mason Global Asset Management Trust:
Legg Mason Batterymarch International Equity Trust, Class IS Shares	556,766	$6,736,872
Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares	387,223	5,967,113
Legg Mason Strategic Real Return Fund, Class IS Shares	740,063	10,412,693
Legg Mason Partners Equity Trust:
Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	509,323	5,943,802
Legg Mason ClearBridge Aggressive Growth Fund, Class IS Shares	33,709	4,532,121	*
Legg Mason ClearBridge Appreciation Fund, Class IS Shares	391,697	5,965,541
Legg Mason ClearBridge Mid Cap Core Fund, Class IS Shares	208,400	5,253,763	*
The Royce Fund-Royce Value Fund, Institutional Class Shares	436,713	5,223,089
Western Asset Funds, Inc.:
Western Asset Core Plus Bond Fund, Class IS Shares	5,464,222	61,964,273
Western Asset High Yield Fund, Class IS Shares	1,517,745	13,265,092
Western Asset Total Return Unconstrained Fund, Class IS Shares	2,119,259	21,913,140

TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENTS (Cost - $127,335,572)		147,177,499

SECURITY	RATE	MATURITY DATE	FACE AMOUNT
SHORT-TERM INVESTMENTS - 0.2%
Repurchase Agreements - 0.2%
Interest in $525,000,000 joint tri-party repurchase agreement dated 4/30/12 with RBS Securities Inc.; Proceeds at maturity - $246,001; (Fully collateralized by various U.S. government agency obligations, 0.000% to 8.280% due 7/25/12 to 1/10/25; Market value - $250,922) (Cost - $246,000)	0.180%	5/1/12	$246,000	246,000

TOTAL INVESTMENTS - 100.0% (Cost - $127,581,572#)				147,423,499

Liabilities in Excess of Other Assets - 0.0%				(23,696)

TOTAL NET ASSETS - 100.0%				$147,399,803

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedules of Investments.

Notes to Schedules of Investments (unaudited)

1. Organization and significant accounting policies

Legg Mason Lifestyle Allocation 85% (“Allocation 85%”), Legg Mason Lifestyle Allocation 70% (“Allocation 70%”), Legg Mason Lifestyle Allocation 50% (“Allocation 50%”) and Legg Mason Lifestyle Allocation 30% (“Allocation 30%”) (collectively the “Funds”) are separate non-diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Funds invest in other mutual funds (“Underlying Funds”) which are affiliated with Legg Mason, Inc. (“Legg Mason”).

The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of fair valuation techniques and methodologies. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Funds calculate their net asset values, the Funds value these securities as determined in accordance with procedures approved by the Funds’ Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Funds’ pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Funds, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Funds use valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedules of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Funds’ assets carried at fair value:

Allocation 85%

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Investment in Underlying Funds†	$652,336,817	—	—	$652,336,817

Short-term investments†	—	$1,244,000	—	1,244,000

Total investments	$652,336,817	$1,244,000	—	$653,580,817

†	See Schedules of Investments for additional detailed categorizations.

Allocation 70%

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Investment in Underlying Funds†	$457,829,041	—	—	$457,829,041

Short-term investments†	—	$1,061,000	—	1,061,000

Total investments	$457,829,041	$1,061,000	—	$458,890,041

†	See Schedules of Investments for additional detailed categorizations.

Allocation 50%

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Investment in Underlying Funds†	$285,724,124	—	—	$285,724,124

Short-term investments†	—	$627,000	—	627,000

Total investments	$285,724,124	$627,000	—	$286,351,124

†	See Schedules of Investments for additional detailed categorizations.

Allocation 30%

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Investment in Underlying Funds†	$147,177,499	—	—	$147,177,499

Short-term investments†	—	$246,000	—	246,000

Total investments	$147,177,499	$246,000	—	$147,423,499

†	See Schedules of Investments for additional detailed categorizations.

Notes to Schedules of Investments (unaudited) (continued)

(b) Repurchase agreements. The Funds may enter into repurchase agreements with institutions that their investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Funds acquire a debt security subject to an obligation of the seller to repurchase, and of the Funds to resell, the security at an agreed-upon price and time, thereby determining the yield during the Funds’ holding period. When entering into repurchase agreements, it is the Funds’ policy that their custodian or a third party custodian, acting on the Funds’ behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Funds generally have the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Funds seek to assert their rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

(c) Fund of funds risk. Your cost of investing in the Funds, as funds of funds, may be higher than the cost of investing in a mutual fund that only invests directly in individual securities. An underlying fund may change its investment objective or policies without the Funds’ approval, which could force the Funds to withdraw their investments from such underlying fund at a time that is unfavorable to the Funds. In addition, one underlying fund may buy the same securities that another underlying fund sells. Therefore, the Funds would indirectly bear the costs of these trades without accomplishing any investment purpose.

(d) Security transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At April 30, 2012, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation
Allocation 85%	$109,254,430	$(10,188,023)	$99,066,407
Allocation 70%	73,682,618	(483,630)	73,198,988
Allocation 50%	43,331,559	—	43,331,559
Allocation 30%	19,841,927	—	19,841,927

3. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended April 30, 2012, the Funds did not invest in any derivative instruments.

4. Recent accounting pronouncement

In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (“ASU No. 2011-04”). ASU No. 2011-04 establishes common requirements for measuring fair value and for disclosing information about fair value measurements. ASU No. 2011-04 is effective during interim and annual periods beginning after December 15, 2011. Management has evaluated ASU No. 2011-04 and concluded that it does not materially impact the financial statement amounts; however, as required, additional disclosure has been included about fair value measurement.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	June 22, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	June 22, 2012

By	/S/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	June 22, 2012